Simplify Barrier Income ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 60.3%
Money Market Funds – 60.3%
Simplify Government Money Market ETF(a)(b)(c)
(Cost $68,417,768) ...................................................... 683,000 $ 68,354,640
Principal
U.S. Treasury Bills – 35.8%
U.S. Treasury Bill, 4.29%, 10/28/2025 (c)(d) .................................... $ 10,600,000 10,567,882
U.S. Treasury Bill, 4.03%, 12/4/2025 (c)(d) ..................................... 21,900,000 21,748,355
U.S. Treasury Bill, 3.97%, 12/11/2025 (c)(d) .................................... 4,800,000 4,763,648
U.S. Treasury Bill, 3.96%, 12/26/2025 (d) ...................................... 3,600,000 3,566,890
Total U.S. Treasury Bills (Cost $40,643,545) ........................................ 40,646,775
Shares
Money Market Fund – 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(e)
(Cost $368,603) ......................................................... 368,603 368,603
Number of
Contracts Notional Amount
Purchased Options – 0.2%
Puts – Exchange-Traded – 0.2%
S&P 500 Index, December Strike Price $5,280, Expires 12/31/25 ......... 150 79,200,000 273,750
Total Purchased Options (Cost $348,183) ............................................ 273,750
Total Investments – 96.6%
(Cost $109,778,099) ........................................................... $ 109,643,768
Other Assets in Excess of Liabilities – 3.4% ........................................... 3,802,302
Net Assets – 100.0% ............................................................ $ 113,446,070
Number of
Contracts Notional Amount
Written Options – (1.8)%
Puts - Over the Counter Barrier Options – (1.8)%
SPX/RTY/NDX WOF, Expires 7/17/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (700,000) $ (490,000) $ (4,747)
SPX/RTY/NDX WOF, Expires 7/17/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (1,000,000) (700,000) (6,074)
SPX/RTY/NDX WOF, Expires 7/17/26, P100%/70% NC3 EKI (Counterparty:
Goldman) .................................................... (5,000,000) (3,500,000) (11,500)
SPX/RTY/NDX WOF, Expires 7/17/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (2,000,000) (1,400,000) (16,400)
SPX/RTY/NDX WOF, Expires 7/17/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (2,000,000) (1,400,000) (13,418)
SPX/RTY/NDX WOF, Expires 7/17/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (2,000,000) (1,400,000) (12,142)
SPX/RTY/NDX WOF, Expires 7/2/26, P100%/70% NC3 EKI (Counterparty:
Bank of America) .............................................. (10,000,000) (7,000,000) (40,000)

Simplify Barrier Income ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Number of
Contracts Notional Amount Value
SPX/RTY/NDX WOF, Expires 7/24/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (2,000,000) $ (1,400,000) $ (16,981)
SPX/RTY/NDX WOF, Expires 7/24/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (4,500,000) (3,150,000) (33,637)
SPX/RTY/NDX WOF, Expires 7/24/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (2,000,000) (1,400,000) (20,080)
SPX/RTY/NDX WOF, Expires 7/31/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (650,000) (455,000) (6,560)
SPX/RTY/NDX WOF, Expires 7/31/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (4,000,000) (2,800,000) (58,400)
SPX/RTY/NDX WOF, Expires 7/31/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (2,000,000) (2,000,000) (36,008)
SPX/RTY/NDX WOF, Expires 7/31/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (1,900,000) (1,900,000) (25,080)
SPX/RTY/NDX WOF, Expires 7/9/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (1,500,000) (1,050,000) (6,217)
SPX/RTY/NDX WOF, Expires 7/9/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (1,000,000) (700,000) (4,324)
SPX/RTY/NDX WOF, Expires 8/14/26, P100%/70% NC3 EKI (Counterparty:
Bank of America) .............................................. (1,300,000) (910,000) (14,690)
SPX/RTY/NDX WOF, Expires 8/14/26, P100%/70% NC3 EKI (Counterparty:
Goldman) .................................................... (650,000) (455,000) (8,840)
SPX/RTY/NDX WOF, Expires 8/14/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (650,000) (455,000) (15,080)
SPX/RTY/NDX WOF, Expires 8/14/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (650,000) (455,000) (17,030)
SPX/RTY/NDX WOF, Expires 8/14/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (650,000) (455,000) (16,120)
SPX/RTY/NDX WOF, Expires 8/21/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (2,000,000) (1,400,000) (45,273)
SPX/RTY/NDX WOF, Expires 8/21/26, P100%/70% NC3 EKI (Counterparty:
Goldman) .................................................... (1,300,000) (910,000) (26,780)
SPX/RTY/NDX WOF, Expires 8/21/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (650,000) (455,000) (18,850)
SPX/RTY/NDX WOF, Expires 8/28/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (3,000,000) (2,100,000) (95,100)
SPX/RTY/NDX WOF, Expires 8/7/26, P100%/70% NC3 EKI (Counterparty:
Morgan Stanley Capital Services LLC) ............................. (1,000,000) (700,000) (11,200)
SPX/RTY/NDX WOF, Expires 8/7/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (3,500,000) (2,450,000) (53,949)
SPX/RTY/NDX WOF, Expires 8/7/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (11,000,000) (7,700,000) (155,691)
SPX/RTY/NDX WOF, Expires 9/11/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (7,500,000) (5,250,000) (243,572)
SPX/RTY/NDX WOF, Expires 9/11/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (1,300,000) (910,000) (50,180)
SPX/RTY/NDX WOF, Expires 9/18/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (7,000,000) (4,900,000) (229,600)
SPX/RTY/NDX WOF, Expires 9/18/26, P100%/70% NC3 EKI (Counterparty:
Nomura International) .......................................... (1,000,000) (700,000) (33,497)
SPX/RTY/NDX WOF, Expires 9/18/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (1,500,000) (1,050,000) (64,800)
SPX/RTY/NDX WOF, Expires 9/25/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (5,000,000) (3,500,000) (170,000)
SPX/RTY/NDX WOF, Expires 9/25/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (650,000) (455,000) (22,035)
SPX/RTY/NDX WOF, Expires 9/4/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (7,500,000) (5,250,000) (292,500)
SPX/RTY/NDX WOF, Expires 9/4/26, P100%/70% NC3 EKI (Counterparty:
HSBC Bank) ................................................. (2,000,000) (1,400,000) (75,400)

Simplify Barrier Income ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
Abbreviations:
KO - Knock Out. - Represents a knock-out option contract with a built-in mechanism to expire worthless if a specified price level in the underlying asset(s) is reached.
E KI - European Knock In. - Represents a knock-in option contract that begins to function as a normal option only once a certain price level is reached before expiration.
Number of
Contracts Notional Amount Value
VZ/BX/BRK WOF, Expires 9/18/26, P100%/70% NC1 EKI (Counterparty:
HSBC Bank) ................................................. (1,000,000) $ (700,000) $ (42,400)
(2,014,155)
Total Written Options (Premiums Received $3,313,280) ................................. $ (2,014,155)
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Securities with an aggregate market value of $27,021,365 have been pledged as collateral for options as of September 30, 2025.
(d) Represents a zero coupon bond. Rate shown reflects the effective yield.
(e) Rate shown reflects the 7-day yield as of September 30, 2025.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 68,417,768 $ — $ — $ (63,128) $ 68,354,640 683,000 $ 492,858 $ —
$ — $ 68,417,768 $ — $ — $ (63,128) $ 68,354,640 683,000 $ 492,858 $ —
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 60.3%
U.S. Treasury Bills ............................................................................. 35.8%
Money Market Fund ........................................................................... 0.3%
Purchased Options ............................................................................ 0.2%
Total Investments ............................................................................. 96.6%
Other Assets in Excess of Liabilities ............................................................... 3.4%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.